Project debt, Repayment schedule (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Oct. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Repayment schedule [Abstract]
Project debt		$ 4,412,064	$ 4,553,052
Short-term project debt		$ 399,472	326,534
Chile PV 1 [Member]
Repayment schedule [Abstract]
Percentage of ownership equity interest	35.00%	35.00%
Short-term project debt		$ 49,000
Remainder of 2023 [Member]
Repayment schedule [Abstract]
Interest payment		54,493
Nominal repayment		138,302
Between January and September 2024 [Member]
Repayment schedule [Abstract]
Project debt		159,169
Between October and December 2024 [Member]
Repayment schedule [Abstract]
Project debt		139,104
2023 [Member]
Repayment schedule [Abstract]
Interest payment			15,053
Nominal repayment			311,481
2024/2025 [Member]
Repayment schedule [Abstract]
Project debt		318,905	323,731
2025/2026 [Member]
Repayment schedule [Abstract]
Project debt		345,790	442,920
2026/2027 [Member]
Repayment schedule [Abstract]
Project debt		492,631	358,444
2027 [Member]
Repayment schedule [Abstract]
Project debt			504,954
Subsequent Years [Member]
Repayment schedule [Abstract]
Project debt		$ 2,763,670	$ 2,596,469